Expense Example {- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-13 - Fidelity Investment Grade Bond Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Investment Grade Bond Fund: Class A
Expense Example:
1 year	$ 474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Investment Grade Bond Fund: Class M
Expense Example:
1 year	473
3 years	627
5 years	795
10 years	1,282
Fidelity Advisor Investment Grade Bond Fund: Class C
Expense Example:
1 year	255
3 years	480
5 years	829
10 years	1,604
Fidelity Advisor Investment Grade Bond Fund: Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Investment Grade Bond Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500